Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.46%
FHLMC (5 Year Treasury Constant Maturity +2.09%) ±	2.63%	9-1-2032	$277,110	$ 271,678
FHLMC	8.50	7-1-2028	10,040	10,622
FHLMC Series 1383 (1 Year Treasury Constant Maturity +2.25%) ±	2.36	2-1-2037	46,611	48,032
FHLMC Series 2013-K30 Class B 144A##±±	3.56	6-25-2045	700,000	696,787
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	2.45	12-15-2031	7,518	7,522
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	2.40	2-15-2033	25,952	25,901
FHLMC Series 3987 Class CI ♀	3.50	6-15-2026	329,951	1,845
FNMA (6 Month LIBOR +1.64%) ±	2.89	9-1-2037	6,199	6,147
FNMA	6.00	4-1-2033	45,578	46,080
FNMA	7.50	2-1-2030	1,752	1,753
FNMA Series 1997-20 Class IO ♀±±	1.84	3-25-2027	31,258	310
FNMA Series 2001-25 Class Z	6.00	6-25-2031	29,495	31,110
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	2.86	7-25-2031	1,889	1,896
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	2.76	6-25-2031	1,902	1,904
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	2.56	12-18-2032	11,415	11,395
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	2.81	1-25-2033	2,918	2,924
GNMA	6.50	6-15-2028	10,685	11,266
GNMA Series 2019-H06 Class HI ♀±±	1.81	4-20-2069	3,335,897	121,019
Total Agency securities (Cost $1,266,682)				1,298,191
Asset-backed securities: 1.42%
Acres plc Series 2021-FL2 Class A (1 Month LIBOR +1.40%) 144A##±	3.40	1-15-2037	500,000	479,004
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	553,131	515,135
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1 ±±	4.18	3-25-2033	78,960	76,316
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 (1 Month LIBOR +0.66%) ±	2.92	10-25-2032	62,966	61,865
DT Auto Owner Trust Series 2019-2A Class D 144A##	3.48	2-18-2025	930,255	927,540
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	990,000	957,012
Mesa Trust Asset Backed Certificates Series 2001-5 Class A (1 Month LIBOR +0.80%) 144A±	3.06	12-25-2031	2,162	2,149
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR +1.00%) ±	3.13	5-20-2030	71,892	71,767
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	1,000,000	942,228
Total Asset-backed securities (Cost $4,214,629)				4,033,016

See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  1

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Common stocks: 1.11%
Communication services: 0.31%
Diversified telecommunication services: 0.31%
Intelsat SA ‡†	35,771	$ 876,390
Energy: 0.31%
Energy equipment & services: 0.18%
Bristow Group Incorporated †	18,989	489,916
Oil, gas & consumable fuels: 0.13%
Denbury Incorporated †	5,183	372,710
Financials: 0.49%
Mortgage REITs: 0.49%
Blackstone Mortgage Trust Incorporated Class A	14,944	462,816
Ladder Capital Corporation	41,398	491,808
Starwood Property Trust Incorporated	18,508	437,159
		1,391,783
Total Common stocks (Cost $5,278,063)		3,130,799

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 70.77%
Communication services: 10.05%
Diversified telecommunication services: 0.33%
Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$160,000	142,200
Cablevision Lightpath LLC 144A	5.63	9-15-2028	140,000	113,072
Level 3 Financing Incorporated 144A	3.63	1-15-2029	425,000	355,198
Level 3 Financing Incorporated 144A	4.25	7-1-2028	375,000	327,169
				937,639
Entertainment: 0.97%
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	870,000	795,843
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	528,000	521,400
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	1,380,000	1,416,225
				2,733,468
Interactive media & services: 0.27%
Rackspace Technology Company 144A	5.38	12-1-2028	1,050,000	771,660
Media: 8.21%
CCO Holdings LLC 144A	4.25	1-15-2034	530,000	437,799
CCO Holdings LLC 144A	4.50	8-15-2030	1,585,000	1,408,938
CCO Holdings LLC	4.50	5-1-2032	250,000	216,143
CCO Holdings LLC 144A	5.00	2-1-2028	150,000	144,750
CCO Holdings LLC 144A	5.13	5-1-2027	600,000	587,670
Charter Communications Operating LLC	5.05	3-30-2029	675,000	671,945
Cinemark USA Incorporated 144A	5.25	7-15-2028	1,650,000	1,469,556
Cinemark USA Incorporated 144A	5.88	3-15-2026	420,000	403,200
Cinemark USA Incorporated 144A	8.75	5-1-2025	385,000	401,105
Clear Channel Outdoor Holdings 144A	5.13	8-15-2027	435,000	402,297
CSC Holdings LLC 144A	4.63	12-1-2030	625,000	475,000
CSC Holdings LLC 144A	5.75	1-15-2030	1,750,000	1,413,178
See accompanying notes to portfolio of investments

2  |  Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
DIRECTV Financing LLC 144A	5.88%	8-15-2027	$740,000	$ 689,377
DISH DBS Corporation 144A	5.75	12-1-2028	1,280,000	1,038,400
Gray Escrow II Incorporated 144A	5.38	11-15-2031	2,150,000	1,897,375
Gray Television Incorporated 144A	4.75	10-15-2030	1,850,000	1,590,459
Lamar Media Corporation	4.88	1-15-2029	590,000	573,775
Lamar Media Corporation	4.00	2-15-2030	500,000	460,325
Match Group Holdings II LLC 144A	5.63	2-15-2029	1,081,000	1,059,380
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	450,000	419,625
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	750,000	752,093
Outfront Media Capital Corporation 144A	4.63	3-15-2030	675,000	570,252
Outfront Media Capital Corporation 144A	5.00	8-15-2027	50,000	47,234
QVC Incorporated	4.38	9-1-2028	1,283,000	1,000,740
QVC Incorporated	4.75	2-15-2027	1,340,000	1,127,288
QVC Incorporated	5.95	3-15-2043	450,000	304,782
Salem Media Group Incorporated 144A	6.75	6-1-2024	845,000	815,425
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	170,000	152,512
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	1,185,000	992,438
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	100,000	95,799
Townsquare Media Incorporated 144A	6.88	2-1-2026	1,765,000	1,618,046
				23,236,906
Wireless telecommunication services: 0.27%
Sprint Spectrum Company 144A	5.15	9-20-2029	750,000	758,522
Consumer discretionary: 8.43%
Auto components: 0.82%
Allison Transmission Incorporated 144A	5.88	6-1-2029	240,000	236,209
Clarios Global LP 144A	6.25	5-15-2026	305,000	306,876
Clarios Global LP 144A	6.75	5-15-2025	45,000	45,208
Cooper Tire & Rubber Company	7.63	3-15-2027	1,710,000	1,733,513
				2,321,806
Automobiles: 0.19%
Ford Motor Company	3.25	2-12-2032	645,000	538,575
Diversified consumer services: 0.42%
Service Corporation International	7.50	4-1-2027	1,125,000	1,198,125
Hotels, restaurants & leisure: 4.32%
Carnival Corporation 144A	4.00	8-1-2028	760,000	663,100
Carnival Corporation 144A	6.00	5-1-2029	640,000	492,698
Carnival Corporation 144A	7.63	3-1-2026	1,165,000	1,002,197
Carnival Corporation 144A	9.88	8-1-2027	425,000	440,379
Carnival Corporation 144A	10.50	2-1-2026	325,000	341,257
CCM Merger Incorporated 144A	6.38	5-1-2026	2,505,000	2,359,560
Cedar Fair LP 144A	5.50	5-1-2025	375,000	377,578
Churchill Downs Incorporated 144A	4.75	1-15-2028	585,000	554,589
Hilton Domestic Operating Company Incorporated 144A	5.38	5-1-2025	505,000	505,000
NCL Corporation Limited 144A	5.88	3-15-2026	910,000	742,169
NCL Corporation Limited 144A	5.88	2-15-2027	900,000	827,100
NCL Corporation Limited 144A	7.75	2-15-2029	560,000	448,896
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	130,000	100,750
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	345,000	272,465
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	680,000	509,517
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  3

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Royal Caribbean Cruises Limited 144A	9.13%	6-15-2023	$1,400,000	$ 1,421,154
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	525,000	536,805
Six Flags Entertainment Company 144A	5.50	4-15-2027	400,000	377,597
Six Flags Entertainment Company 144A	7.00	7-1-2025	264,000	271,500
				12,244,311
Multiline retail: 0.86%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	570,000	515,514
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	1,260,000	1,106,639
Macy's Retail Holdings LLC 144A	6.13	3-15-2032	135,000	113,512
Nordstrom Incorporated	4.00	3-15-2027	750,000	686,757
				2,422,422
Specialty retail: 1.42%
GAP Incorporated 144A	3.88	10-1-2031	795,000	575,898
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	620,000	554,534
Lithia Motors Incorporated 144A	3.88	6-1-2029	390,000	347,004
Michaels Companies Incorporated 144A	7.88	5-1-2029	720,000	493,200
NMG Holding Company Incorporated 144A	7.13	4-1-2026	1,040,000	1,017,744
Rent-A-Center Incorporated 144A	6.38	2-15-2029	1,300,000	1,031,139
				4,019,519
Textiles, apparel & luxury goods: 0.40%
G-III Apparel Group Limited 144A	7.88	8-15-2025	1,145,000	1,122,100
Consumer staples: 0.37%
Food products: 0.37%
CHS Incorporated 144A	5.25	5-15-2030	400,000	336,000
CHS Incorporated 144A	6.00	1-15-2029	40,000	34,900
CHS Incorporated 144A	6.88	4-15-2029	1,230,000	682,650
				1,053,550
Energy: 14.78%
Energy equipment & services: 3.08%
Bristow Group Incorporated 144A	6.88	3-1-2028	2,350,000	2,086,083
Hilcorp Energy Company 144A	5.75	2-1-2029	270,000	246,375
Hilcorp Energy Company 144A	6.00	4-15-2030	145,000	131,588
Hilcorp Energy Company 144A	6.00	2-1-2031	300,000	274,782
Hilcorp Energy Company 144A	6.25	11-1-2028	350,000	338,956
Hilcorp Energy Company 144A	6.25	4-15-2032	145,000	130,595
Oceaneering International Incorporated	4.65	11-15-2024	500,000	470,000
Oceaneering International Incorporated	6.00	2-1-2028	1,580,000	1,371,470
Pattern Energy Operations LP 144A	4.50	8-15-2028	2,890,000	2,680,995
USA Compression Partners LP	6.88	4-1-2026	970,000	909,162
USA Compression Partners LP	6.88	9-1-2027	65,000	59,428
				8,699,434
Oil, gas & consumable fuels: 11.70%
Aethon United 144A	8.25	2-15-2026	1,225,000	1,266,099
Antero Resources Corporation 144A	5.38	3-1-2030	590,000	579,675
Antero Resources Corporation 144A	8.38	7-15-2026	635,000	690,563
Apache Corporation	4.38	10-15-2028	750,000	699,375
See accompanying notes to portfolio of investments

4  |  Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Archrock Partners LP 144A	6.25%	4-1-2028	$590,000	$ 533,897
Archrock Partners LP 144A	6.88	4-1-2027	500,000	466,650
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	739,672
Buckeye Partners LP	5.85	11-15-2043	1,125,000	821,250
Cheniere Energy Partners LP	3.25	1-31-2032	775,000	676,188
Cheniere Energy Partners LP	4.50	10-1-2029	400,000	387,534
Comstock Resources Incorporated 144A	5.88	1-15-2030	195,000	183,206
CQP Holdco LP 144A	5.50	6-15-2031	1,550,000	1,468,951
Crestwood Midstream Partners LP	5.75	4-1-2025	25,000	24,625
DT Midstream Incorporated 144A	4.13	6-15-2029	300,000	277,728
DT Midstream Incorporated 144A	4.38	6-15-2031	720,000	646,200
Encino Acquisition Partners Company 144A	8.50	5-1-2028	2,345,000	2,291,769
EnLink Midstream Partners LP	5.05	4-1-2045	1,025,000	755,681
EnLink Midstream Partners LP	5.38	6-1-2029	1,465,000	1,391,135
EnLink Midstream Partners LP	5.45	6-1-2047	540,000	411,525
EnLink Midstream Partners LP	5.60	4-1-2044	750,000	583,345
EnLink Midstream Partners LP 144A	5.63	1-15-2028	170,000	165,012
Enviva Partners LP 144A	6.50	1-15-2026	2,920,000	2,895,268
EQM Midstream Partners 144A	7.50	6-1-2027	10,000	10,219
EQM Midstream Partners 144A	7.50	6-1-2030	550,000	566,019
Harvest Midstream LP 144A	7.50	9-1-2028	760,000	726,043
Hess Midstream Operation Company 144A	5.50	10-15-2030	145,000	135,056
Kinetik Holdings LP Company 144A	5.88	6-15-2030	535,000	543,448
Murphy Oil Corporation	5.75	8-15-2025	185,000	185,463
Murphy Oil Corporation	5.88	12-1-2027	150,000	148,313
Murphy Oil Corporation	6.38	7-15-2028	1,230,000	1,227,749
Nabors Industries Limited 144A	7.38	5-15-2027	840,000	831,600
Nabors Industries Limited 144A	9.00	2-1-2025	78,000	78,000
New Fortress Energy Incorporated 144A	6.50	9-30-2026	1,815,000	1,718,896
Occidental Petroleum Corporation	6.45	9-15-2036	3,190,000	3,547,695
Plains All American Pipeline LP	3.85	10-15-2023	750,000	747,841
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	1,140,000	966,150
Southwestern Energy Company	4.75	2-1-2032	740,000	690,050
Southwestern Energy Company	7.75	10-1-2027	265,000	276,369
Southwestern Energy Company	8.38	9-15-2028	650,000	698,750
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	785,000	707,481
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	370,000	333,370
Venture Global LNG Incorporated 144A	3.88	11-1-2033	180,000	156,265
Western Midstream Operating LP	5.30	3-1-2048	1,000,000	876,942
				33,127,067
Financials: 13.93%
Banks: 0.48%
Citigroup Incorporated (U.S. SOFR +3.23%) ʊ±	4.70	1-30-2025	750,000	656,250
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	750,000	715,313
				1,371,563
Capital markets: 0.91%
Coinbase Global Incorporated 144A	3.63	10-1-2031	945,000	559,979
MSCI Incorporated 144A	3.25	8-15-2033	275,000	238,241
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  5

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
MSCI Incorporated 144A	4.00%	11-15-2029	$600,000	$ 565,332
Oppenheimer Holdings Incorporated	5.50	10-1-2025	1,200,000	1,200,003
				2,563,555
Consumer finance: 5.48%
FirstCash Incorporated 144A	4.63	9-1-2028	445,000	398,077
FirstCash Incorporated 144A	5.63	1-1-2030	545,000	511,701
Ford Motor Credit Company LLC	4.00	11-13-2030	590,000	521,512
Ford Motor Credit Company LLC	4.39	1-8-2026	2,350,000	2,287,291
Ford Motor Credit Company LLC	5.11	5-3-2029	2,175,000	2,114,513
Ford Motor Credit Company LLC	5.13	6-16-2025	225,000	224,305
LFS TopCo LLC 144A	5.88	10-15-2026	755,000	617,538
Navient Corporation	5.00	3-15-2027	1,215,000	1,098,251
Navient Corporation	5.50	3-15-2029	915,000	784,466
Navient Corporation	5.63	8-1-2033	825,000	640,112
OneMain Finance Corporation	5.38	11-15-2029	475,000	403,909
OneMain Finance Corporation	6.13	3-15-2024	750,000	739,688
OneMain Finance Corporation	7.13	3-15-2026	400,000	387,190
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	835,000	670,088
PRA Group Incorporated 144A	5.00	10-1-2029	1,530,000	1,317,713
PROG Holdings Incorporated 144A	6.00	11-15-2029	530,000	434,821
Rocket Mortgage LLC 144A	2.88	10-15-2026	965,000	852,230
Rocket Mortgage LLC 144A	4.00	10-15-2033	985,000	795,895
Synchrony Financial	5.15	3-19-2029	750,000	721,542
				15,520,842
Diversified financial services: 1.20%
Hat Holdings LLC 144A	3.38	6-15-2026	630,000	554,995
Hat Holdings LLC 144A	6.00	4-15-2025	575,000	561,306
LPL Holdings Incorporated 144A	4.38	5-15-2031	1,220,000	1,108,209
LPL Holdings Incorporated 144A	4.63	11-15-2027	100,000	96,919
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	1,170,000	1,065,098
				3,386,527
Insurance: 3.06%
Amwins Group Incorporated 144A	4.88	6-30-2029	1,240,000	1,127,780
Assurant Incorporated	3.70	2-22-2030	750,000	686,927
AssuredPartners Incorporated 144A	5.63	1-15-2029	665,000	591,850
Brighthouse Financial Incorporated	4.70	6-22-2047	850,000	691,828
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	1,690,000	1,445,743
HUB International Limited 144A	5.63	12-1-2029	420,000	372,113
HUB International Limited 144A	7.00	5-1-2026	330,000	325,865
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	750,000	749,434
MetLife Incorporated	6.40	12-15-2066	1,000,000	1,040,900
Prudential Financial Incorporated (3 Month LIBOR +2.38%) ±	4.50	9-15-2047	750,000	711,038
Ryan Specialty Group LLC 144A	4.38	2-1-2030	200,000	180,500
Sammons Financial Group Incorporated 144A	4.45	5-12-2027	750,000	732,299
				8,656,277
Mortgage REITs: 0.88%
Blackstone Mortgage Trust Incorporated 144A	3.75	1-15-2027	590,000	525,100
See accompanying notes to portfolio of investments

6  |  Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mortgage REITs (continued)
Starwood Property Trust Incorporated 144A	4.38%	1-15-2027	$900,000	$ 824,942
Starwood Property Trust Incorporated	4.75	3-15-2025	465,000	461,857
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	690,000	684,825
				2,496,724
Thrifts & mortgage finance: 1.92%
Enact Holdings Incorporated 144A	6.50	8-15-2025	2,210,000	2,226,133
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	350,000	312,015
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	1,070,000	913,288
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,120,000	1,058,635
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	1,085,000	931,039
				5,441,110
Health care: 2.63%
Health care equipment & supplies: 0.12%
Avantor Funding Incorporated 144A	3.88	11-1-2029	365,000	335,990
Health care providers & services: 2.21%
180 Medical Incorporated 144A	3.88	10-15-2029	475,000	431,829
Air Methods Corporation 144A	8.00	5-15-2025	480,000	319,326
CommonSpirit Health	3.82	10-1-2049	750,000	629,262
CVS Pass-Through Trust	6.04	12-10-2028	323,268	334,698
Davita Incorporated 144A	4.63	6-1-2030	1,715,000	1,406,300
Encompass Health Corporation	5.75	9-15-2025	575,000	576,343
Mednax Incorporated 144A	5.38	2-15-2030	530,000	488,925
Select Medical Corporation 144A	6.25	8-15-2026	1,320,000	1,321,716
Tenet Healthcare Corporation 144A	4.88	1-1-2026	775,000	763,298
				6,271,697
Health care technology: 0.12%
IQVIA Incorporated 144A	5.00	10-15-2026	330,000	328,660
Life sciences tools & services: 0.18%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	350,000	320,221
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	200,000	195,500
				515,721
Industrials: 7.73%
Aerospace & defense: 1.11%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	305,000	303,820
Spirit AeroSystems Holdings Incorporated 144A	7.50	4-15-2025	370,000	368,553
TransDigm Group Incorporated 144A	6.25	3-15-2026	775,000	778,728
TransDigm Group Incorporated	6.38	6-15-2026	450,000	447,750
TransDigm Group Incorporated	7.50	3-15-2027	1,240,000	1,260,231
				3,159,082
Airlines: 1.82%
American Airlines Group Incorporated 144A	5.75	4-20-2029	550,000	526,625
Hawaiian Airlines Incorporated	3.90	7-15-2027	769,189	665,321
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	2,370,000	2,303,853
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  7

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Mileage Plus Holdings LLC 144A	6.50%	6-20-2027	$1,000,000	$ 1,009,990
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	610,000	637,444
				5,143,233
Commercial services & supplies: 1.55%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	1,345,000	1,033,969
Allied Universal Holdco LLC 144A	6.63	7-15-2026	600,000	581,382
Aramark Services Incorporated 144A	6.38	5-1-2025	780,000	781,435
CoreCivic Incorporated	8.25	4-15-2026	2,000,000	1,986,919
				4,383,705
Construction & engineering: 0.40%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	1,265,000	1,128,886
Machinery: 1.10%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	805,000	791,106
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	1,080,000	1,036,800
Werner FinCo LP 144A	8.75	7-15-2025	1,445,000	1,286,050
				3,113,956
Road & rail: 1.04%
Uber Technologies Incorporated 144A	4.50	8-15-2029	1,475,000	1,318,326
Uber Technologies Incorporated 144A	8.00	11-1-2026	1,600,000	1,628,966
				2,947,292
Trading companies & distributors: 0.71%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	1,040,000	935,022
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	872,000	867,640
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	200,000	201,922
				2,004,584
Information technology: 4.63%
Communications equipment: 0.28%
Ciena Corporation 144A	4.00	1-31-2030	410,000	375,150
CommScope Technologies LLC 144A	5.00	3-15-2027	510,000	419,314
				794,464
Electronic equipment, instruments & components: 0.62%
Keysight Technologies	4.60	4-6-2027	600,000	612,905
Wesco Distribution Incorporated 144A	7.13	6-15-2025	1,100,000	1,136,960
				1,749,865
IT services: 0.99%
Sabre GLBL Incorporated 144A	7.38	9-1-2025	280,000	277,647
Sabre GLBL Incorporated 144A	9.25	4-15-2025	2,499,000	2,542,483
				2,820,130
See accompanying notes to portfolio of investments

8  |  Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors & semiconductor equipment: 0.37%
Broadcom Corporation	3.50%	1-15-2028	$750,000	$ 717,567
QORVO Incorporated 144A	3.38	4-1-2031	400,000	328,764
				1,046,331
Software: 1.82%
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	640,000	595,200
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	1,340,000	1,139,737
NCR Corporation 144A	5.13	4-15-2029	195,000	187,215
NCR Corporation 144A	6.13	9-1-2029	1,000,000	973,567
NortonLifeLock Incorporated 144A	5.00	4-15-2025	1,035,000	1,030,886
SS&C Technologies Incorporated 144A	5.50	9-30-2027	500,000	492,510
VMware Incorporated	3.90	8-21-2027	750,000	736,711
				5,155,826
Technology hardware, storage & peripherals: 0.55%
Dell International LLC	6.02	6-15-2026	750,000	797,026
HP Incorporated	4.05	9-15-2022	750,000	751,094
				1,548,120
Materials: 2.86%
Chemicals: 0.52%
Avient Corporation 144A%%	7.13	8-1-2030	265,000	273,061
Chemours Company 144A	4.63	11-15-2029	950,000	833,625
Olympus Water US Holding Corporation 144A	4.25	10-1-2028	450,000	380,719
				1,487,405
Containers & packaging: 1.87%
Ball Corporation	2.88	8-15-2030	1,565,000	1,347,760
Berry Global Incorporated 144A	5.63	7-15-2027	1,310,000	1,322,019
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	640,000	610,413
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	1,065,000	1,149,944
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	600,000	573,583
Sealed Air Corporation 144A	5.00	4-15-2029	290,000	287,100
				5,290,819
Metals & mining: 0.43%
Arches Buyer Incorporated 144A	4.25	6-1-2028	800,000	684,331
Cleveland-Cliffs Incorporated	5.88	6-1-2027	540,000	537,462
				1,221,793
Paper & forest products: 0.04%
Clearwater Paper Corporation 144A	4.75	8-15-2028	115,000	103,168
Real estate: 2.30%
Equity REITs: 2.30%
Iron Mountain Incorporated 144A	4.50	2-15-2031	1,625,000	1,425,848
Iron Mountain Incorporated 144A	5.25	7-15-2030	1,505,000	1,407,973
Omega HealthCare Investors Incorporated	4.50	4-1-2027	600,000	578,608
Service Properties Trust Company	3.95	1-15-2028	385,000	284,989
Service Properties Trust Company	4.75	10-1-2026	545,000	426,697
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  9

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Equity REITs (continued)
Service Properties Trust Company	4.95%	2-15-2027		$1,000,000	$ 823,405
Service Properties Trust Company	7.50	9-15-2025		1,000,000	969,560
SITE Centers Corporation	4.70	6-1-2027		600,000	595,939
					6,513,019
Utilities: 3.06%
Electric utilities: 0.60%
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024		16,000	15,640
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027		400,000	395,330
PG&E Corporation	5.00	7-1-2028		100,000	91,294
PG&E Corporation	5.25	7-1-2030		1,335,000	1,198,163
					1,700,427
Independent power & renewable electricity producers: 2.46%
NSG Holdings LLC 144A	7.75	12-15-2025		1,381,753	1,336,847
TerraForm Power Operating LLC 144A	4.75	1-15-2030		1,480,000	1,375,786
TerraForm Power Operating LLC 144A	5.00	1-31-2028		2,475,000	2,378,240
Vistra Operations Company LLC 144A	4.38	5-1-2029		795,000	739,088
Vistra Operations Company LLC 144A	5.63	2-15-2027		1,125,000	1,128,611
					6,958,572
Total Corporate bonds and notes (Cost $214,548,844)					200,344,447
Foreign corporate bonds and notes : 7.63%
Financials: 7.63%
Banks: 7.63%
European Investment Bank	2.85	12-13-2022	BRL	9,200,000	1,706,252
European Investment Bank	8.00	5-5-2027	ZAR	21,000,000	1,261,895
European Investment Bank	8.75	8-18-2025	ZAR	20,000,000	1,235,740
International Bank for Reconstruction & Development	5.75	1-14-2028	BRL	15,000,000	2,238,070
International Bank for Reconstruction & Development	6.75	2-9-2029	ZAR	60,000,000	3,356,643
International Bank for Reconstruction & Development	7.00	6-7-2023	ZAR	15,000,000	901,697
International Bank for Reconstruction & Development	8.25	6-22-2023	BRL	9,000,000	1,675,074
International Bank for Reconstruction & Development	9.50	2-9-2029	BRL	22,000,000	3,883,303
International Finance Corporation	8.25	1-30-2023	BRL	9,000,000	1,690,381
KfW	7.50	11-10-2022	ZAR	36,000,000	2,167,562
The Asian Development Bank	6.00	2-5-2026	BRL	9,000,000	1,478,518
Total Foreign corporate bonds and notes (Cost $24,439,034)					21,595,135
Foreign government bonds : 20.77%
China Government Bond	3.02	5-27-2031	CNY	14,700,000	2,220,012
Colombia	6.25	11-26-2025	COP	15,000,000,000	3,029,260
Colombia	7.50	8-26-2026	COP	22,725,000,000	4,628,002
Hungary	1.50	4-22-2026	HUF	1,200,000,000	2,249,571
India	7.27	4-8-2026	INR	60,000,000	762,592
See accompanying notes to portfolio of investments

10  |  Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds (continued)
India	7.32%	1-28-2024	INR	710,000,000	$ 9,052,671
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	7,698,972
Indonesia	5.50	4-15-2026	IDR	30,000,000,000	1,965,953
Mexico	7.75	5-29-2031	MXN	85,000,000	3,934,672
Mexico	8.50	5-31-2029	MXN	208,500,000	10,122,409
Romania	3.65	9-24-2031	RON	38,500,000	5,726,228
Romania	5.00	2-12-2029	RON	20,000,000	3,482,584
Russia (Acquired 8-9-2019, cost $5,916,196) †>	6.50	2-28-2024	RUB	390,000,000	1,375,551
Russia (Acquired 8-9-2019, cost $6,033,550) †>	6.90	5-23-2029	RUB	400,000,000	1,410,822
Russia (Acquired 9-30-2020, cost $4,624,558) †>	7.65	4-10-2030	RUB	325,000,000	1,146,293
Total Foreign government bonds (Cost $83,483,708)					58,805,592
Loans: 18.91%
Communication services: 0.70%
Media: 0.41%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) <±	4.74	8-21-2026		$500,000	458,750
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	6.63	3-28-2025		766,069	712,444
					1,171,194
Wireless telecommunication services: 0.29%
Connect U.S. Finco LLC (1 Month LIBOR +3.50%) ±	5.88	12-11-2026		855,313	821,904
Consumer discretionary: 1.55%
Auto components: 0.93%
Clarios Global LP (1 Month LIBOR +3.25%) ±	5.62	4-30-2026		190,172	182,668
Tenneco Incorporated (3 Month LIBOR +3.00%) ±	5.37	10-1-2025		2,493,540	2,448,656
					2,631,324
Multiline retail: 0.51%
LSF9 Atlantis Holdings LLC (U.S. SOFR 1 Month +7.25%) ‡±	9.30	3-31-2029		1,550,000	1,441,500
Specialty retail: 0.11%
Michaels Companies Incorporated (1 Month LIBOR +4.25%) ±	6.50	4-15-2028		383,065	320,051
Energy: 1.79%
Energy equipment & services: 0.65%
Championx Corporation (U.S. SOFR 1 Month +3.25%) ±	5.08	6-7-2029		1,850,000	1,833,813
Oil, gas & consumable fuels: 1.14%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) ±	6.10	4-14-2028		714,725	702,753
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	6.75	9-29-2028		816,148	794,381
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  11

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
NorthRiver Midstream Finance LP (3 Month LIBOR +3.25%) ±	5.53%	10-1-2025	$910,100	$ 898,077
Prairie ECI Acquiror LP (3 Month LIBOR +4.75%) ±	7.12	3-11-2026	900,000	831,096
				3,226,307
Financials: 3.63%
Diversified financial services: 2.91%
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month +4.25%) <±	4.92	2-1-2029	1,591,188	1,502,256
Medline Borrower LP (1 Month LIBOR +3.00%) <±	5.64	10-23-2028	1,400,000	1,334,816
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	6.50	4-30-2024	2,481,473	2,270,548
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) ‡±	10.81	4-30-2025	923,070	863,071
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	5.00	5-30-2025	1,706,817	1,601,745
Solis IV BV (U.S. SOFR 1 Month +3.50%) ±	4.84	2-26-2029	760,000	676,020
				8,248,456
Insurance: 0.42%
Asurion LLC (1 Month LIBOR +3.00%) <±	5.36	11-3-2023	330,000	326,700
Asurion LLC (1 Month LIBOR +5.25%) ±	7.62	1-31-2028	1,000,000	855,000
				1,181,700
Mortgage REITs: 0.30%
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) ‡±	6.33	8-9-2026	860,675	837,006
Health care: 1.62%
Health care equipment & supplies: 0.81%
Bausch & Lomb Incorporated (U.S. SOFR 1 Month +3.25%) ±	4.55	5-10-2027	900,000	850,500
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	5.63	8-31-2026	1,514,153	1,451,694
				2,302,194
Health care technology: 0.59%
Athenahealth Incorporated (U.S. SOFR 1 Month +3.50%) ±	5.79	2-15-2029	127,588	121,368
Athenahealth Incorporated (U.S. SOFR 1 Month +3.50%) ±	5.65	2-15-2029	752,769	716,071
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.50%) ±	4.87	3-1-2024	850,000	838,049
				1,675,488
Pharmaceuticals: 0.22%
Bausch Health Companies Incorporated (U.S. SOFR 1 Month +5.25%) ±	7.17	2-1-2027	735,000	616,481
See accompanying notes to portfolio of investments

12  |  Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 5.93%
Aerospace & defense: 1.03%
Spirit AeroSystems Incorporated (1 Month LIBOR +3.75%) ±	6.12%	1-15-2025	$2,974,870	$ 2,912,398
Airlines: 2.34%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	7.46	4-20-2028	1,012,000	995,555
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	7.31	6-21-2027	2,885,000	2,906,032
SkyMiles LP Limited (3 Month LIBOR +3.75%) ±	6.46	10-20-2027	2,710,000	2,735,068
				6,636,655
Commercial services & supplies: 1.93%
Allied Universal Holdco LLC (1 Month LIBOR +3.75%) ±	6.12	5-12-2028	789,037	736,061
Amentum Government Services Holdings LLC (U.S. SOFR 1 Month +4.00%) ±	5.60	2-15-2029	360,000	348,412
MIP V Waste Holdings LLC (1 Month LIBOR +3.25%) ±	5.62	12-8-2028	349,125	337,489
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	6.37	6-2-2028	1,077,548	1,021,720
The Geo Group Incorporated (3 Month LIBOR +2.00%) ±	4.38	3-22-2024	3,125,412	3,012,459
				5,456,141
Machinery: 0.63%
Vertical US Newco Incorporated (6 Month LIBOR +3.50%) ±	6.87	7-30-2027	464,161	447,567
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	6.37	7-24-2024	1,423,506	1,334,537
				1,782,104
Information technology: 2.34%
IT services: 0.82%
Applied Systems Incorporated (1 Month LIBOR +3.00%) <±	5.25	9-19-2024	2,378,167	2,331,793
Software: 1.52%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	5.87	7-24-2026	674,035	631,065
Greeneden US Holdings II LLC (1 Month LIBOR +4.00%) ±	6.37	12-1-2027	845,707	824,108
McAfee Corporation (U.S. SOFR 1 Month +4.00%) ±	5.70	3-1-2029	875,000	833,805
Sophia LP (1 Month LIBOR +3.25%) ±	5.50	10-7-2027	1,398,780	1,344,227
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) <±	2.37	4-16-2025	369,801	360,729
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) <±	2.37	4-16-2025	300,199	292,836
				4,286,770
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  13

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 1.23%
Chemicals: 0.96%
Avient Corporation (U.S. SOFR 1 Month +3.25%) ‡<±	5.56%	7-27-2029	$2,005,000	$ 1,954,875
Olympus Water US Holding Corporation (1 Month LIBOR +3.75%) ±	6.06	11-9-2028	796,000	751,973
				2,706,848
Containers & packaging: 0.27%
Clydesdale Acquisition Holdings Incorporated (U.S. SOFR 1 Month +4.18%) ±	6.60	4-13-2029	800,000	767,000
Utilities: 0.12%
Independent power & renewable electricity producers: 0.12%
Terraform Power Operating LLC (U.S. SOFR 1 Month +2.75%) ‡±	2.92	5-21-2029	350,000	344,096
Total Loans (Cost $55,382,900)				53,531,223
Non-agency mortgage-backed securities: 6.96%
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	84,919	83,985
Banc of America Funding Corporation Series 2005 Class D-A1 ±±	2.97	5-25-2035	136,547	133,563
Banc of America Merrill Lynch Commercial Mortgage Incorporated Series 2017-BNK6 Class D 144A	3.10	7-15-2060	1,000,000	790,548
Banc of America Mortgage Securities Series 2003 Class 1A1 ±±	2.58	4-25-2033	243,664	228,331
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	67,422	67,144
Brookside Mill CLO Limited Series 2013 Class 1A (3 Month LIBOR +2.65%) 144A±	5.39	1-17-2028	1,000,000	943,445
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	7,484	7,465
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±±	4.80	9-10-2045	1,000,000	980,000
Commercial Mortgage Trust Series 2012-CR2 Class C ±±	4.92	8-15-2045	1,000,000	997,059
Commercial Mortgage Trust Series 2012-CR4 Class B 144A	3.70	10-15-2045	1,000,000	850,000
Commercial Mortgage Trust Series 2012-CR5 Class E 144A±±	4.34	12-10-2045	1,000,000	949,567
Commercial Mortgage Trust Series 2012-LC4 Class C ±±	5.28	12-10-2044	500,000	451,518
Commercial Mortgage Trust Series 2013-LC13 Class D 144A±±	5.25	8-10-2046	1,103,000	1,003,120
Countrywide Home Loans Series 2003-48 Class 2A2 ±±	2.29	10-25-2033	27,087	24,679
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±±	2.30	9-25-2032	239,025	222,658
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±±	2.95	6-25-2033	34,829	33,333
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±±	2.34	3-25-2033	8,033	7,981
See accompanying notes to portfolio of investments

14  |  Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Credit Suisse First Boston Mortgage Securities Series 2014-USA Class D 144A	4.37%	9-15-2037	$750,000	$ 633,082
Global Mortgage Securitization Limited Series 2004-A Class A2 (1 Month LIBOR +0.32%) 144A±	2.58	11-25-2032	26,187	25,245
Goldman Sachs Mortgage Securities Trust Series 2010-C1 Class X 144A♀±±	0.47	8-10-2043	678,877	2,748
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.80	11-10-2052	1,000,000	868,159
Goldman Sachs Mortgage Securities Trust Series 2020-DUNE Class D (1 Month LIBOR +1.90%) 144A±	3.90	12-15-2036	1,000,000	964,103
GSAA Home Equity Trust Series 2004-5 Class AF5 ±±	4.43	6-25-2034	16	16
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C17 Class B ±±	4.89	1-15-2047	50,000	49,407
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	3.37	7-25-2034	2,637	2,574
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	2.87	7-25-2034	16,639	15,049
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	2.52	6-25-2035	72,355	69,449
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±±	2.19	12-25-2033	51,761	51,816
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±±	3.03	1-25-2034	3,537	3,519
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±±	3.05	11-21-2034	3,871	3,694
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	3-25-2036	432	385
MF1 Multifamily Housing Mortgage Loan Trust Series 2022 Class FL8-C (30 Day Average U.S. SOFR +2.20%) 144A±	3.67	2-19-2037	1,000,000	919,695
MFRA Trust Series 2022-NQM1 Class M1 144A±±	4.33	12-25-2066	1,000,000	872,291
Mid-State Trust Series 11 Class A1	4.86	7-15-2038	90,407	89,108
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 (6 Month LIBOR +0.68%) ±	2.74	1-25-2029	20,984	20,487
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.15	8-15-2046	569,000	565,024
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class D 144A±±	4.21	2-15-2046	692,000	533,994
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.35	9-25-2034	13,501	13,800
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR +0.93%) ±	3.19	11-25-2034	758,609	718,131
Parallel Limited Series 2021-1A Class D (3 Month LIBOR +3.45%) 144A±	5.96	7-15-2034	1,000,000	885,492
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR +0.76%) ±	2.89	4-20-2033	4,110	3,844
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.39	1-5-2043	1,000,000	606,334
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  15

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR +1.55%) 144A±	4.06%	4-15-2030	$1,000,000	$ 939,858
Starwood Commercial Mortgage Trust Series 2022-FL3 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	2.77	11-15-2038	1,200,000	1,156,500
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	2.93	3-25-2034	12,707	12,153
Terwin Mortgage Trust Series 2003-6HE Class A3 (1 Month LIBOR +1.14%) ±	3.40	11-25-2033	110,861	104,259
TPG Real Estate Finance Trust Series 2022-FL5 Class A (30 Day Average U.S. SOFR +1.65%) 144A±	3.07	2-15-2039	500,000	486,181
Vendee Mortgage Trust Series 2003-2 Class IO ♀±±	0.52	5-15-2033	1,358,731	21,786
Verus Securitization Trust Series 2021-1 Class A2 144A±±	1.05	1-25-2066	444,735	404,116
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	63,231	62,555
Westgate Resorts Series 2022-1A Class C 144A	2.49	8-20-2036	863,307	824,892
Total Non-agency mortgage-backed securities (Cost $21,734,578)				19,704,142

	Expiration date	Shares
Rights: 0.00%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights ♦†	12-5-2025	4,210	0
Intelsat Jackson Holdings SA Series B Contingent Value Rights ♦†	12-5-2025	4,210	0
Total Rights (Cost $0)			0

		Maturity date	Principal
Yankee corporate bonds and notes: 10.31%
Communication services: 0.75%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA ♦†	5.50	8-1-2023	$4,300,000	0
Media: 0.25%
Videotron Limited 144A	5.13	4-15-2027	545,000	528,650
Virgin Media Finance plc 144A	5.00	7-15-2030	200,000	169,431
				698,081
Wireless telecommunication services: 0.50%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	750,000	733,523
See accompanying notes to portfolio of investments

16  |  Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wireless telecommunication services (continued)
Telesat Canada 144A	5.63%	12-6-2026	$360,000	$ 229,817
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	500,000	452,500
				1,415,840
Consumer discretionary: 0.50%
Hotels, restaurants & leisure: 0.20%
GENM Capital Labuan Limited 144A	3.88	4-19-2031	750,000	574,343
Internet & direct marketing retail: 0.30%
Prosus NV 144A	4.19	1-19-2032	1,000,000	849,349
Energy: 1.34%
Oil, gas & consumable fuels: 1.34%
Baytex Energy Corporation 144A	8.75	4-1-2027	1,800,000	1,833,750
Cenovus Energy Incorporated	4.40	4-15-2029	750,000	742,139
Northriver Midstream Finance LP 144A	5.63	2-15-2026	1,227,000	1,212,620
				3,788,509
Financials: 2.24%
Banks: 0.55%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	747,534
NatWest Group plc (5 Year Treasury Constant Maturity +2.35%) ±	3.03	11-28-2035	1,000,000	814,105
				1,561,639
Capital markets: 0.18%
Credit Suisse Group AG (5 Year Treasury Constant Maturity +3.55%) 144Aʊ±	4.50	9-3-2030	700,000	504,210
Diversified financial services: 0.62%
Castlelake Aviation Finance 144A	5.00	4-15-2027	770,000	646,445
New Red Finance Incorporated 144A	4.00	10-15-2030	675,000	587,250
New Red Finance Incorporated 144A	5.75	4-15-2025	515,000	521,438
				1,755,133
Insurance: 0.89%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	385,000	379,319
Athene Holding Limited	4.13	1-12-2028	750,000	718,583
Fairfax Financial Holdings Limited	4.85	4-17-2028	750,000	751,601
Sompo International Holdings Limited	7.00	7-15-2034	575,000	669,312
				2,518,815
Health care: 1.57%
Biotechnology: 0.38%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	1,230,000	1,090,112
Pharmaceuticals: 1.19%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	645,000	513,581
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	2,445,000	1,256,339
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  17

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV	4.75%	5-9-2027	$185,000	$ 177,369
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	1,410,000	1,422,338
				3,369,627
Industrials: 3.14%
Aerospace & defense: 0.44%
Bombardier Incorporated 144A	7.88	4-15-2027	1,350,000	1,248,750
Airlines: 1.11%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	2,276,000	2,403,411
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	835,000	726,884
				3,130,295
Electrical equipment: 0.83%
Sensata Technologies BV 144A	4.00	4-15-2029	1,690,000	1,536,717
Sensata Technologies BV 144A	4.88	10-15-2023	550,000	550,344
Sensata Technologies BV 144A	5.00	10-1-2025	260,000	261,349
				2,348,410
Metals & mining: 0.26%
Glencore Finance Canada Limited 144A	4.25	10-25-2022	750,000	749,985
Trading companies & distributors: 0.50%
Fly Leasing Limited 144A	7.00	10-15-2024	2,575,000	1,409,813
Materials: 0.62%
Containers & packaging: 0.33%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	75,000	66,375
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	125,000	119,375
Ardagh Packaging Finance plc 144A	6.00	6-15-2027	715,000	735,556
				921,306
Metals & mining: 0.29%
Constellium SE 144A	5.88	2-15-2026	860,000	834,712
Utilities: 0.15%
Multi-utilities: 0.15%
Veolia Environnement SA	6.75	6-1-2038	350,000	427,595
Total Yankee corporate bonds and notes (Cost $33,264,478)				29,196,524
Yankee government bonds: 0.26%
Republic of Trinidad and Tobago 144A	4.50	8-4-2026	750,000	729,151
Total Yankee government bonds (Cost $746,920)				729,151

See accompanying notes to portfolio of investments

18  |  Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.20%
Investment companies: 2.20%
Allspring Government Money Market Fund Select Class ♠∞##		1.76%	6,227,648	$ 6,227,648
Total Short-term investments (Cost $6,227,648)				6,227,648
Total investments in securities (Cost $450,587,484)	140.80%			398,595,868
Other assets and liabilities, net	(40.80)			(115,494,775)
Total net assets	100.00%			$ 283,101,093

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $3,932,666 (original aggregate cost of $16,574,304), representing 1.39% of its net assets as of period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
BRL	Brazilian real
CNY	China yuan
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
REIT	Real estate investment trust
RON	Romanian lei
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  19

Portfolio of investments—July 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,880,250	$100,186,642	$(105,839,244)	$0	$0	$6,227,648	6,227,648	$22,380
See accompanying notes to portfolio of investments

20  |  Allspring Multi-Sector Income Fund

Notes to portfolio of investments—July 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of July 31, 2022, the Fund had unfunded loan commitments of $7,745,494.

Allspring Multi-Sector Income Fund  |  21

Notes to portfolio of investments—July 31, 2022 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,298,191	$0	$1,298,191
Asset-backed securities	0	4,033,016	0	4,033,016
Common stocks
Communication services	0	0	876,390	876,390
Energy	862,626	0	0	862,626
Financials	1,391,783	0	0	1,391,783
Corporate bonds and notes	0	200,344,447	0	200,344,447
Foreign corporate bonds and notes	0	21,595,135	0	21,595,135
Foreign government bonds	0	58,805,592	0	58,805,592
Loans	0	44,485,590	9,045,633	53,531,223
Non-agency mortgage-backed securities	0	19,704,142	0	19,704,142
Yankee corporate bonds and notes	0	29,196,524	0	29,196,524
Yankee government bonds	0	729,151	0	729,151
Short-term investments
Investment companies	6,227,648	0	0	6,227,648
Total assets	$8,482,057	$380,191,788	$9,922,023	$398,595,868
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

22  |  Allspring Multi-Sector Income Fund

Notes to portfolio of investments—July 31, 2022 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common stocks	Loans	Total
Balance as of October 31, 2021	$0	$5,330,704	$5,330,704
Accrued discounts (premiums)	0	6,476	6,476
Realized gains (losses)	(290,887)	(15,096)	(305,983)
Change in unrealized gains (losses)	179,000	(463,288)	(284,288)
Purchases	0	5,013,023	5,013,023
Sales	(137,547)	(488,697)	(626,244)
Transfers into Level 3	1,125,824	0	1,125,824
Transfers out of Level 3	0	(337,489)	(337,489)
Balance as of July 31, 2022	$876,390	$9,045,633	$9,922,023
Change in unrealized gains (losses) relating to securities still held at July 31, 2022	$0	$(445,705)	$(445,705)
The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Allspring Multi-Sector Income Fund  |  23